Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Emerging Markets Portfolio
April 28, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Sammy Simnegar (portfolio manager) has managed the fund since October 2012.

The following information replaces the biographical information found in the "Fund Management" section on page 10.

Sammy Simnegar is portfolio manager of the fund, which he has managed since October 2012. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Simnegar has worked as an equity research analyst and portfolio manager.

VIPEM-12-01  October 15, 2012
1.952091.100

Supplement to the
Fidelity® Variable Insurance Products
Initial Class R and Service Class 2 R
Emerging Markets Portfolio
April 28, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Sammy Simnegar (portfolio manager) has managed the fund since October 2012.

The following information replaces the biographical information found in the "Fund Management" section on page 10.

Sammy Simnegar is portfolio manager of the fund, which he has managed since October 2012. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Simnegar has worked as an equity research analyst and portfolio manager.

VIPEMIR-12-01  October 15, 2012
1.952092.100

Supplement to the
Fidelity® Variable Insurance Products
Investor Class R
Emerging Markets Portfolio
April 28, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Sammy Simnegar (portfolio manager) has managed the fund since October 2012.

The following information replaces the biographical information found in the "Fund Management" section on page 10.

Sammy Simnegar is portfolio manager of the fund, which he has managed since October 2012. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Simnegar has worked as an equity research analyst and portfolio manager.

VIPEMINVR-12-01  October 15, 2012
1.863507.101